real estate joint ventures and investment in associate (Tables)	12 Months Ended
Dec. 31, 2020
real estate joint ventures and investment in associate
Schedule of real estate joint ventures financial information

As at December 31 (millions)	2020	2019
ASSETS
Current assets
Cash and temporary investments, net	$11	$15
Other	18	18
	29	33
Non-current assets
Investment property	332	—
Investment property under development	—	318
Other	13	2
	345	320

	$374	$353
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$21	$25
Construction holdback liabilities	—	15
Construction credit facilities	342	—
	363	40
Non-current liabilities
Construction credit facilities	—	312
Other	—	3
	—	315
	363	355
Owners’ equity
TELUS [1]	5	1
Other partners	6	(3)
	11	(2)
	$374	$353
1

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2020	2019
Revenue	$2	$—
Depreciation and amortization	$3	$—
Interest expense [1]	$1	$—
Net income (loss) and comprehensive income (loss) [2]	$(42)	$(1)
1	During the year ended December 31, 2020, the real estate joint venture capitalized $4 (2019 – $12 ) of financing costs.
2	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

	2020			2019
	Loans and			Loans and
Years ended December 31 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(14)	$(14)	$—	$(4)	$(4)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—	4	4	—	4
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	10	—	10	35	—	35
Financing costs paid to us	(4)	—	(4)	(4)	—	(4)
Funds we advanced or contributed, excluding construction credit facilities	—	17	17	—	—	—
Funds repaid to us and earnings distributed	—	(1)	(1)	—	(3)	(3)
Net increase (decrease)	10	2	12	35	(7)	28
Real estate joint ventures carrying amounts
Balance, beginning of period	104	(2)	102	69	5	74
Valuation provision	—	(11)	(11)	—	—	—
Balance, end of period	$114	$(11)	$103	$104	$(2)	$102
1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2020 and 2019, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in long-term liabilities (Note 27).

3	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of construction credit facility

As at December 31 (millions)	Note	2020	2019
Construction credit facilities commitment – TELUS Corporation
Undrawn	4(c)	$—	$10
Advances		114	104
		114	114
Construction credit facilities commitment – other		228	228
		$342	$342